PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Sensitivity to a Change of the Significant Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		$ 1,338	$ 1,224
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		928	884
Present value of defined benefit obligation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		4,822	4,614	$ 5,284
Present value of defined benefit obligation | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		$ 932	$ 888	$ 971
Discount rate | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 505
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ (415)
Discount rate | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (14)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	11
Discount rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 109
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ (90)
Discount rate | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(1)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	0
Rate of compensation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (112)
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 115
Rate of compensation | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(12)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	12
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (48)
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 59
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(3)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	4
Expected life of beneficiaries | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 104
Duration of reasonably possible increase in actuarial assumption		1 year
Expected life of beneficiaries | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	6
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 17
Duration of reasonably possible increase in actuarial assumption		1 year
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 1